Schedule of Investments(a)
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.36%
Auto Parts & Equipment–1.99%
Dana, Inc.(b)	854,768	$18,514,275
Building Products–0.02%
Builders FirstSource, Inc.(c)	1,600	108,784
Carlisle Cos., Inc.	400	89,376
		198,160
Construction & Engineering–4.03%
AECOM(b)	413,073	28,555,736
HOCHTIEF AG (Germany)	116,200	8,968,161
		37,523,897
Consumer Finance–0.02%
SLM Corp.	12,500	229,250
Distributors–1.72%
LKQ Corp.	292,700	16,066,303
Diversified Banks–2.86%
Wells Fargo & Co.	495,500	26,657,900
Diversified Chemicals–3.87%
Huntsman Corp.	1,007,700	36,105,891
Electrical Components & Equipment–0.00%
nVent Electric PLC	500	17,295
Electronic Manufacturing Services–3.29%
Flex Ltd.(c)	1,608,500	26,025,530
Jabil, Inc.	74,978	4,610,397
		30,635,927
Food Distributors–3.47%
US Foods Holding Corp.(c)	916,500	32,315,790
Health Care Facilities–0.80%
Universal Health Services, Inc., Class B	57,500	7,478,450
Health Care Services–4.55%
Cigna Corp.	77,600	17,883,696
Fresenius Medical Care AG & Co. KGaA (Germany)	363,000	24,503,431
		42,387,127
Hotels, Resorts & Cruise Lines–6.22%
Booking Holdings, Inc.(c)	10,375	25,482,349
Hilton Grand Vacations, Inc.(b)(c)	194,300	9,493,498
Travel + Leisure Co.	404,400	22,969,920
		57,945,767
Household Products–1.44%
Energizer Holdings, Inc.	7,054	265,301
Spectrum Brands Holdings, Inc.	147,171	13,154,144
		13,419,445
Human Resource & Employment Services–3.69%
ManpowerGroup, Inc.	328,100	34,407,847
Shares		Value
Industrial Machinery–4.34%
Crane Co.	202,300	$20,940,073
Timken Co. (The)	292,400	19,532,320
		40,472,393
Integrated Oil & Gas–4.11%
BP PLC, ADR (United Kingdom)	502,600	15,540,392
Shell PLC, ADR (Netherlands)	442,200	22,729,080
		38,269,472
Interactive Media & Services–2.24%
Baidu, Inc., A Shares (China)(c)	1,053,000	20,902,098
Investment Banking & Brokerage–2.36%
Goldman Sachs Group, Inc. (The)	62,100	22,025,628
Managed Health Care–3.28%
Anthem, Inc.	31,000	13,670,690
Centene Corp.(c)	217,500	16,912,800
		30,583,490
Oil & Gas Equipment & Services–1.34%
Baker Hughes Co., Class A	453,600	12,446,784
Oil & Gas Exploration & Production–6.36%
ARC Resources Ltd. (Canada)	1,060,300	12,420,145
Diamondback Energy, Inc.	192,900	24,336,264
Pioneer Natural Resources Co.	103,004	22,546,545
		59,302,954
Oil & Gas Refining & Marketing–4.14%
HollyFrontier Corp.	65,700	2,310,012
Marathon Petroleum Corp.	371,800	26,676,650
Phillips 66	113,400	9,615,186
		38,601,848
Other Diversified Financial Services–6.49%
Apollo Global Management, Inc.(b)	537,732	37,641,240
Equitable Holdings, Inc.	680,200	22,881,928
		60,523,168
Paper Packaging–0.01%
Sealed Air Corp.	1,500	101,880
Regional Banks–9.75%
First Horizon Corp.	1,905,800	32,608,238
Huntington Bancshares, Inc.(b)	2,184,229	32,894,489
Sterling Bancorp	964,000	25,343,560
		90,846,287
Research & Consulting Services–5.19%
CACI International, Inc., Class A(c)	59,682	14,768,908
KBR, Inc.(b)	571,100	24,785,740
Nielsen Holdings PLC	467,100	8,809,506
		48,364,154
Specialty Chemicals–1.71%
Axalta Coating Systems Ltd.(c)	524,900	15,542,289

See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Shares		Value
Specialty Chemicals–(continued)
Element Solutions, Inc.	18,000	$403,920
		15,946,209
Thrifts & Mortgage Finance–0.09%
MGIC Investment Corp.	28,158	427,438
Radian Group, Inc.	18,703	418,760
		846,198
Trading Companies & Distributors–8.98%
AerCap Holdings N.V. (Ireland)(c)	432,300	27,234,900
Air Lease Corp.	566,000	22,532,460
Univar Solutions, Inc.(c)	1,123,000	29,759,500
WESCO International, Inc.(c)	34,500	4,205,205
		83,732,065
Total Common Stocks & Other Equity Interests (Cost $690,743,587)		916,867,952
Money Market Funds–1.83%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	6,029,612	6,029,612
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	4,170,598	4,171,016
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	6,890,985	$6,890,985
Total Money Market Funds (Cost $17,092,030)		17,091,613
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.19% (Cost $707,835,617)		933,959,565
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.44%
Invesco Private Government Fund, 0.02%(d)(e)(f)	6,048,990	6,048,990
Invesco Private Prime Fund, 0.11%(d)(e)(f)	26,043,562	26,048,770
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,099,996)		32,097,760
TOTAL INVESTMENTS IN SECURITIES–103.63% (Cost $739,935,613)		966,057,325
OTHER ASSETS LESS LIABILITIES—(3.63)%		(33,854,094)
NET ASSETS–100.00%		$932,203,231
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,006,765	$71,165,003	$(76,142,156)	$-	$-	$6,029,612	$1,175
Invesco Liquid Assets Portfolio, Institutional Class	8,222,217	50,114,046	(54,164,152)	(2,038)	943	4,171,016	364
Invesco Treasury Portfolio, Institutional Class	12,579,160	81,331,433	(87,019,608)	-	-	6,890,985	525
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	65,383,490	(59,334,500)	-	-	6,048,990	379*
Invesco Private Prime Fund	-	142,701,034	(116,648,327)	(2,236)	(1,701)	26,048,770	4,914*
Total	$31,808,142	$410,695,006	$(393,308,743)	$(4,274)	$(758)	$49,189,373	$7,357

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$862,494,262	$54,373,690	$—	$916,867,952
Money Market Funds	17,091,613	32,097,760	—	49,189,373
Total Investments	$879,585,875	$86,471,450	$—	$966,057,325
Invesco Value Opportunities Fund